Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Relationship with Related Parties

Relationships with related parties

Name of related parties	Relationship with the Group
Jiamei Cultural and Creative (Shenzhen) Co., Ltd (“Jiamei”)	Entity controlled by Mrs. Cheng
Mr. Cheng	Chief executive director and the controlling shareholder of the Group
Mrs. Cheng	A director of the Company
Mr. Zheng Hongrong	A director of Samfine SZ, a subsidiary of the Company
(i)	These balances represent commission for customer referral payable to Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.

(ii)	The balances represent advances from Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.

Schedule of Major Transactions with Related Parties	Major transactions with related parties
		For the Six Months Ended June 30,
Name of related party	Transaction nature	2024	2025
		HK$	HK$	US$
		(Unaudited)	(Unaudited)	(Unaudited)
Jiamei	Sales	389,109	617,952	78,721
Mrs. Cheng	Rental expenses	1,628,850	1,664,855	212,086
Mr. Cheng	Commission paid	114,334	141,666	18,047
Mrs. Cheng	Commission paid	225,979	696,462	88,722

Schedule of Amount Due from a Related Party

As of December 31, 2024 and June 30, 2025, the balance of amount due from a related party was as follows:

Name of a related party	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Jiamei	570,149	697,798	88,893

(i)	These balances represent commission for customer referral payable to Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.

(ii)	The balances represent advances from Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.

Schedule of Due to Related Parties

As of December 31, 2024 and June 30, 2025, the balances of amounts due to related parties were as follows:

Name of related parties	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Mr. Cheng(i)	80,000	75,973	9,678
Mr. Cheng(ii)	79,834	—	—
Mrs. Cheng(i)	50,577	60,000	7,643
Mrs. Cheng(ii)	35,774	—	—
	246,185	135,973	17,321

(i)	These balances represent commission for customer referral payable to Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.

(ii)	The balances represent advances from Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.